Financial Instruments	12 Months Ended
Sep. 30, 2014
Financial Instruments [Abstract]
Financial Instruments
FINANCIAL INSTRUMENTS

Hedging Activities
As of September 30, 2014, the notional amount of foreign currency hedge positions was approximately $1.7 billion, while commodity hedge contracts totaled approximately 66 million pounds ($190) of copper and aluminum. All derivatives receiving deferral accounting are cash flow hedges. The majority of hedging gains and losses deferred as of September 30, 2014 are expected to be recognized over the next 12 months as the underlying forecasted transactions occur. Gains and losses on foreign currency derivatives reported in other deductions, net reflect hedges of balance sheet exposures that do not receive deferral accounting. Amounts included in earnings and other comprehensive income follow:

		Gain (Loss) to Earnings			Gain (Loss) to OCI
		2012	2013	2014	2012	2013	2014
	Location
Commodity	Cost of sales	$(42)	(15)	(12)	43	(22)	(16)
Foreign currency	Sales, cost of sales	8	24	10	58	4	15
Foreign currency	Other deductions, net	45	(5)	(3)
Total		$11	4	(5)	101	(18)	(1)

Regardless of whether derivatives receive deferral accounting, the Company expects hedging gains or losses to be essentially offset by losses or gains on the related underlying exposures. The amounts ultimately recognized will differ from those presented above for open positions, which remain subject to ongoing market price fluctuations until settlement. Derivatives receiving deferral accounting are highly effective and no amounts were excluded from the assessment of hedge effectiveness. Hedge ineffectiveness was immaterial in 2014, 2013 and 2012.

Fair Value Measurement
The estimated fair value of long-term debt was $4,492 and $4,727, respectively, as of September 30, 2014 and 2013, which exceeded the carrying value by $411 and $405, respectively. As of September 30, 2014, the fair value of commodity contracts and foreign currency contracts was reported in other current assets and accrued expenses. Valuations of derivative contract positions as of September 30 follow:

	2013		2014
	Assets	Liabilities	Assets	Liabilities
Foreign Currency	$18	17	32	20
Commodity	$2	8	1	10